Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

The following table sets forth the major categories of the intangible assets at June 30, 2025:

	June 30, 2025	December 31, 2024
In-development intangible asset, net	7,774,628	6,655,623
Software	$1,383,773	$1,014,967
Less—Accumulated amortization for Software	(1,303,193)	(920,412)
Software, net	80,580	94,555
Technology intellectual property	19,661,728	—
Less—Accumulated amortization for Technology intellectual property	(517,971)	—
Technology intellectual property, net	19,143,757	—
Customer contracts and related relationships	17,084,072	—
Less—Accumulated amortization for Customer contracts and related relationships	(848,557)	—
Customer contracts and related relationships, net	16,235,515	—
Patents and trademarks	3,736,122	—
Less—Accumulated amortization for Patents and trademarks	(344,090)	—
Patents and trademarks, net	3,392,032	—
Recruitment database	491,970	—
Less—Accumulated amortization for Recruitment database	(13,666)	—
Recruitment database, net	478,304	—
Intangible assets, net	$47,104,816	$6,750,178

Expected Amortization Expense for Software Over Remaining Life

As of June 30, 2025, expected total amortization expense for intangible assets over their remaining lives are as follows:

2025	$3,000,240
2026	5,976,010
2027	5,888,411
2028	5,792,750
2029	5,724,421
Thereafter	12,948,356
$39,330,188